Amounts receivable (Tables)	12 Months Ended
Aug. 31, 2021
Schedule of Summary of Receivables

	August 31, 2021	August 31, 2020	September 1, 2019
Receivable from related parties	$-	$48	$59
HST and VAT receivable	432	499	411
Other	28	-	-
Amounts Receivable	$460	$547	$470

Schedule of Aged analysis of Receivables

	August 31, 2021	August 31, 2020	September 1, 2019
Less than 1 month	$23	$97	$66
1 to 3 months	43	77	83
Over 3 months	394	373	321
Total Amounts Receivable	$460	$547	$470